TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
TRADE AND OTHER RECEIVABLES
Trade	$ 668.8	$ 542.4
Holdbacks	80.9	64.6
Unbilled revenue	129.7	113.9
Expected credit loss	(12.1)	(7.5)
Trade and other receivables, net of allowance	$ 867.3	$ 713.4